Significant accounting policies - Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2020
Leasehold improvements [Member]
Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment	Lease term
Furniture and office equipment [Member]
Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment	3-7 years
Exploration equipment and facilities [Member]
Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment	3-20 years
Mining plant and equipment (development) [Member]
Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment	5-20 years
Right-of-use assets [Member]
Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment	Lessor of useful life and lease term